UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Asset Managment Group, Inc.
Address:  60 Long Ridge Road
          Suite 305
          Stamford,CT  06902

Form 13F File Number:  028-14759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     LeGrand S. Redfield, Jr.
Title:    President
Phone:    203-964-8300

Signature, Place, and Date of Signing:

   /s/ LeGrand S. Redfield, Jr.       Stamford, CT            February 17, 2012
   ----------------------------       ------------            -----------------
            [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           53
                                         -----------

Form 13F Information Table Value Total:  $   104,385
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
Abbott Laboratories                      SK       002824100         611      10,869 SH       None                             10,869
Barclay's Aggregate Bond Index I-Shares  ET       464287226       9,498      86,148 SH       None                             86,148
Berkley W R Corporation                  SK       084423102         726      21,108 SH       None                             21,108
Berkshire Hathaway Cl B                  SK       084670702         284       3,720 SH       None                              3,720
Exxon Corporation                        SK       30231G102         574       6,773 SH       None                              6,773
General Electric Co.                     SK       369604103         377      21,038 SH       None                             21,038
Ishares Barclays Bd Fd 7-10 Yr Tr        ET       464287440       5,258      49,810 SH       None                             49,810
Ishares Barclays Tips Bond Fund          ET       464287176       7,570      64,870 SH       None                             64,870
Ishares Gold Trust                       ET       IAU               503      33,000 SH       None                             33,000
Ishares Goldman Sachs Tech Index         ET       464287549         893      15,040 SH       None                             15,040
Ishares Lehman Treas Bond 1-3 Year       ET       464287457       1,430      16,918 SH       None                             16,918
Ishares Msci Canada Idx Fd               ET       464286509         347      13,052 SH       None                             13,052
Ishares Msci Emrg Mkt Fd                 ET       464287234       4,361     114,947 SH       None                            114,947
Ishares Russell Midcap Index Fund        ET       464287499         817       8,303 SH       None                              8,303
Ishares Russell Midcap Value Index Fund  ET       464287473       5,497     126,667 SH       None                            126,667
Ishares S&P 500 Growth S&P 500 Growth In ET       464287309       1,160      17,202 SH       None                             17,202
Ishares S&P GSCI Commodity Indexed       ET       46428R107         264       8,010 SH       None                              8,010
Ishares S&P Midcap 400 Bar Val           ET       464287705       5,154      67,829 SH       None                             67,829
Ishares S&P Midcap 400 Growth Index Fund ET       464287606       1,761      17,839 SH       None                             17,839
Ishares S&P North Am Fund                ET       464287374       2,409      63,389 SH       None                             63,389
Ishares S&P Smallcap 600 Growth Index Fu ET       464287887       1,004      13,484 SH       None                             13,484
Ishares S&P Smallcap 600 Value           ET       464287879       4,296      61,588 SH       None                             61,588
Ishares Tr Cohen & Steer Realty Majors I ET       464287564       4,002      56,998 SH       None                             56,998
Ishares Tr Msci Eafe                     ET       464287465       3,307      66,763 SH       None                             66,763
Ishares Tr Russell 1000 Growth           ET       464287614         618      10,696 SH       None                             10,696
Ishares Tr Russell 1000 Val              ET       464287598       4,515      71,126 SH       None                             71,126
Ishares Tr Russell 2000 Val              ET       464287630       1,628      24,796 SH       None                             24,796
Ishares Tr Russell 3000 Russell 3000 Gro ET       464287671         292       6,196 SH       None                              6,196
Ishares Tr Russell 3000 Val              ET       464287663       2,146      25,807 SH       None                             25,807
Ishares Tr S&P 500 Barra Val             ET       464287408       4,763      82,363 SH       None                             82,363
Ishares Tr S&P Midcap S&P Midcap 400 Ind ET       464287507       3,490      39,835 SH       None                             39,835
Ishares Tr S&P Smallcap 600              ET       464287804       1,018      14,908 SH       None                             14,908
Ishares Trust Dow Jones Select Dividend  ET       464287168       1,758      32,701 SH       None                             32,701
Ishares Trust Index Fund Ftse Xinhua Hk  ET       464287184         310       8,903 SH       None                              8,903
Ishares Trust S&P 500 Index              ET       464287200         518       4,109 SH       None                              4,109
Johnson & Johnson                        SK       478160104       1,086      16,567 SH       None                             16,567
Mid Cap S P D R Trust Unit Ser           ET       78467Y107         485       3,040 SH       None                              3,040
Omnicom Group Inc                        SK       681919106       1,305      29,284 SH       None                             29,284
Pepsico                                  SK       713448108       2,990      45,064 SH       None                             45,064
Pfizer Inc                               SK       717081103         371      17,139 SH       None                             17,139
Powershares QQQ Trust, Ser 1             SK       73935A104         324       5,797 SH       None                              5,797
Procter & Gamble Co.                     SK       742718109         328       4,916 SH       None                              4,916
Proshares Ultra S&P 500                  ET       74347R107         971      20,942 SH       None                             20,942
S P D R Trust Unit Sr 1                  ET       78462F103       1,097       8,739 SH       None                              8,739
Spdr S&P Biotech Etf                     ET       78464A870         585       8,803 SH       None                              8,803
Vanguard Bond Index Short Term Bond ETF  ET       921937827       2,882      35,647 SH       None                             35,647
Vanguard Div Appreciation ETF            ET       921908844       3,685      67,435 SH       None                             67,435
Vanguard Emerging Market                 ET       922042858         222       5,798 SH       None                              5,798
Vanguard Energy Index                    ET       92204A306         688       6,821 SH       None                              6,821
Vanguard Info Technology                 ET       92204A702         283       4,617 SH       None                              4,617
Vanguard Msci Us Sm Cap Growth           ET       922908595       2,825      36,993 SH       None                             36,993
Wal Mart Stores                          SK       931142103         480       8,033 SH       None                              8,033
Walt Disney Co Holding Co                SK       254687106         619      16,497 SH       None                             16,497